Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Revenue Recognition [Abstract]
Aggregate amount	$ 65,700,000
Percentage of performance obligations	58.00%
Deferred revenues	$ 10,771